GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2022
Selling, general and administrative expense [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
NOTE 14:	GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31
	2022	2021	2020
	USD thousands

Wages, salaries and related expenses	18,933	17,755	15,274
Share base payments	31,878	32,250	9,420
Rent and office maintenance	319	549	(483)
Professional expenses	12,233	7,136	4,766
Doubtful debts	(3,167)	4,958	(1,091)
Acquisition costs	6,012	253	524
Other expenses	1,797	598	1,268

	68,005	63,499	29,678